SUPPLEMENT DATED MARCH 6, 2009
   TO THE PROSPECTUS DATED OCTOBER 6, 2008, AS AMENDED DECEMBER 31, 2008, FOR

                             RETIREMENT LATITUDESSM

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EFFECTIVE APRIL 6, 2009, JACKSON NATIONAL LIFE INSURANCE COMPANY WILL NO LONGER OFFER THE GUARANTEED MINIMUM INCOME BENEFIT IN NEWLY ISSUED CONTRACTS.

IN ADDITION, ON AND AFTER MAY 16, 2009, EXCEPT FOR CONTRACTS ISSUED IN CONNECTICUT, FLORIDA AND MARYLAND, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR VARIABLE ANNUITY CONTRACTS THAT WERE PURCHASED PRIOR TO APRIL 6, 2009, AND TO WHICH A GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THE PROVISIONS OF THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT OTHERWISE REMAIN UNCHANGED.
































This Supplement is dated March 6, 2009.

(To be used with VC5995 10/08.)

                                                                   JMV3159 03/09